Intangible Assets (Details) - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Intangible Assets (Details) [Line Items]
Discount rate	9.00%	7.50%
Percentage of royalty rate	0.25%	0.25%
Software [Member]
Intangible Assets (Details) [Line Items]
Adjustment amount (in Dollars)		$ 1,577
Amortization of Software [Member]
Intangible Assets (Details) [Line Items]
Adjustment amount (in Dollars)		$ 158